Acquisition of Businesses - Additional Information (Detail)						12 Months Ended
	Feb. 14, 2019 USD ($) Hotel	Feb. 12, 2019 USD ($)	Nov. 13, 2018 Hotel	Jul. 25, 2018 Hotel	Jul. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) Hotel	Dec. 31, 2018 USD ($) Hotel Associate
Disclosure of detailed information about business combination [line items]
Cash paid on acquisition						$ 299,000,000	$ 22,000,000
Regent [member]
Disclosure of detailed information about business combination [line items]
Date of acquisition					Jul. 01, 2018
Name of acquiree					Regent Hospitality Worldwide, Inc (RHW), 100% of the issued share capital of Regent International Hotels Limited and 100% of the issued share capital of Regent Berlin GmbH.
Description of acquiree					the acquisition of a 51% controlling interest in an agreement with Formosa International Hotels Corporation (FIH) to acquire the Regent Hotels and Resorts brand and associated management agreements (Regent).
Description of primary reasons for business combination					On 1 July 2018, the Group completed the acquisition of a 51% controlling interest in an agreement with Formosa International Hotels Corporation to acquire the Regent Hotels and Resorts brand and associated management agreements (Regent). The Group acquired 51% of the issued share capital of Regent Hospitality Worldwide, Inc (RHW), 100% of the issued share capital of Regent International Hotels Limited and 100% of the issued share capital of Regent Berlin GmbH.
Beneficial interest					49.00%	49.00%
Non-controlling interest					$ 0
Acquisition of controlling interest, description						Put and call options exist over the remaining 49% shareholding in RHW which are exercisable in a phased manner from 2026. As the decision-making powers related to the remaining shares are not substantive in driving RHW’s returns and FIH do not share in any costs associated with the future development of the Regent brand, it has been determined that the Group has a present ownership interest in the remaining shares. As such, RHW has been accounted for as 100% owned with no non-controlling interest recognised.
Total purchase consideration					88,000,000
Cash paid on acquisition					13,000,000
Deferred purchase consideration					22,000,000
Contingent purchase consideration					53,000,000
Net identifiable assets acquired					53,000,000
Brands					57,000,000
Management agreements					6,000,000
Goodwill					$ 35,000,000
UK Portfolio [member]
Disclosure of detailed information about business combination [line items]
Date of acquisition				Jul. 25, 2018
Name of acquiree				Hotels under long-term leases from Covivio (formerly Fonciere des Regions) which operated under the Principal and De Vere Hotels brands.
Description of primary reasons for business combination						On 25 July 2018, the Group completed a deal to operate nine hotels under long-term leases from Covivio (formerly Foncière des Régions) which operated under the Principal and De Vere Hotels brands. An additional leased hotel was added to the portfolio on 13 November 2018 bringing the total to 10 at 31 December 2018.
Number of hotels operates under long term leases | Hotel						12	10
Number of hotels acquired			1	9			10
Working capital refund							$ 3,000,000
Total purchase consideration							62,000,000
Cash paid on acquisition							9,000,000
Contingent purchase consideration							56,000,000
Net identifiable assets acquired							14,000,000
Goodwill							48,000,000
Property, plant and equipment							25,000,000
Deferred tax assets							14,000,000
Deferred revenue							8,000,000
Stamp duty liability							14,000,000
Working Capital							6,000,000
Increase in goodwill							4,000,000
Right-of-use assets							51,000,000
Lease liability							$ 51,000,000
UK Portfolio [member] | Two Hotels [Member]
Disclosure of detailed information about business combination [line items]
Date of acquisition	Feb. 14, 2019
Description of acquiree						The Group added a further two hotels to the portfolio bringing the total hotels in the UK portfolio to 12.
Acquisition of controlling interest, description	On 14 February 2019, following on from the UK portfolio deal completed in 2018 to operate 10 UK hotels under long-term leases from Covivio (see below), the Group added a further two hotels to the portfolio bringing the total hotels in the UK portfolio to 12.
Contributed revenue	$ 15,000,000
Operating profit (loss)	1,000,000
Increase in group revenue	$ 0
Impact of group revenue description	If the acquisition had taken place at 1 January 2019, there would have been no material difference to reported Group revenue and operating profit
Operating profit (loss)	$ 0
Number of hotels operates under long term leases | Hotel	2
Number of hotels acquired | Hotel	2
Total purchase consideration	$ 11,000,000
Cash paid on acquisition	1,000,000
Contingent purchase consideration	10,000,000
Goodwill	$ 12,000,000
Description of factors that make up goodwill recognised	The goodwill was attributable to the trading potential of the acquired hotel operations and growth opportunities.
Business combination right of use assets recognised	$ 6,000,000
Business combination lease liabilitites	$ 6,000,000
Six Senses Hotels Resorts Spas [member]
Disclosure of detailed information about business combination [line items]
Acquisition of controlling interest		100.00%
Date of acquisition		Feb. 12, 2019
Name of acquiree		Six Senses Hotels Resorts Spas (Six Senses)
Description of acquiree		Six Senses is a leading operator of top tier luxury hotels, resorts and spas with a world-renowned reputation for wellness and sustainability
Description of primary reasons for business combination		Six Senses will sit at the top of IHG’s luxury portfolio.
Contributed revenue		$ 38,000,000
Operating profit (loss)		$ (7,000,000)
Increase in group revenue						$ 0
Impact of group revenue description		If the acquisition had taken place at 1 January 2019, there would have been no material difference to reported Group revenue and operating profit for the year ended 31 December 2019.
Contingent liabilities recognised		$ 0
Gross contractual value of trade receivables		10,000,000
Fair value of trade receivables, book value		8,000,000
Total purchase consideration		304,000,000
Cash paid on acquisition		299,000,000
Contingent purchase consideration		5,000,000
Net identifiable assets acquired		246,000,000
Brands		189,000,000
Management agreements		45,000,000
Goodwill		$ 58,000,000
Description of arrangement for contingent consideration arrangements and indemnification assets		Payable upon certain conditions being met relating to a pipeline property
Business combination right of use assets recognised		$ 19,000,000
Business combination lease liabilitites		19,000,000
Six Senses Hotels Resorts Spas [member] | Minimum [member]
Disclosure of detailed information about business combination [line items]
Contingent purchase consideration		0
Six Senses Hotels Resorts Spas [member] | Maximum [member]
Disclosure of detailed information about business combination [line items]
Contingent purchase consideration		$ 5,000,000